----------------------
                                    BRADFORD
                                   GOVERNMENT
                                   OBLIGATIONS
                                  MONEY MARKET
                                    PORTFOLIO


                              J.C. Bradford & Co.
                      MEMBER NEW YORK STOCK EXCHANGE INC.
                                 [Logo Omitted]


                                  Annual Report
                                 August 31, 1997

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT


     For much of the past year, economic activity grew progressively stronger and only the good behavior of inflation kept money market yields from an appreciable rise. In last year's final two quarters and through 1997's first quarter, the nation's gross domestic product rose from a rate of 2.1% to 4.9%, led by healthy gains in employment and wages. This strong momentum put pressure on the Federal Reserve to raise short-term interest rates, particularly early this year. The Fed's only move, however, was in March when it increased the federal funds rated from 5.25% to 5.50%. The Fed likened its move to buying insurance against the possible need for larger moves at a later date. The reaction to the tighter monetary policy was quite severe, with both the stock and bond markets experiencing sharp declines in April.

     In the months following the Fed's move, economic activity began to show signs of slowing and the money market yield curve, which reached its steepest slope in March, began to flatten. One-year yields, for example, which peaked at 6.30% fell below 6.00% over the next few months, while the one- to three-month sector held steady in a 5.50-5.65% range. One interesting anomaly was the U.S. Treasury market where yields on three-, six-, and twelve-month bills traded well below other money market rates. With the huge amount of cash in the market, the three-month Treasury bill yielded as low as 4.90% in the second quarter, while overnight rates remained at 5.50%. By the end of August, the three-month Treasury bill had recovered somewhat, but was still 30 basis points below the federal funds rate. This dichotomy in market yields generally kept the duration of the government portfolio shorter than the prime portfolio, as it carried more overnight investments for both yield and liquidity. In contrast, the prime portfolio was more attracted to the 3-month and 1-year sectors to pick up incremental yield during those occasions when the curve steepened.

                PNC Institutional Management Corporation
                (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of the Government Obligations Money Market Portfolio of the RBB Fund, Inc., as of August 31, 1997 and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.Our procedures included confirmation of investments owned as of August 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government Obligations Money Market Portfolio of the RBB Fund, Inc., as of August 31, 1997 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 17, 1997

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1997


                                                           PAR
                                                          (000)         VALUE
                                                         --------   ------------
AGENCY OBLIGATIONS--59.0%
FEDERAL FARM CREDIT BANK--1.6%
   5.510% 01/02/98 ...............................        $10,000   $  9,994,144
                                                                    ------------
FEDERAL HOME LOAN BANK--3.4%
   6.080% 04/16/98 ...............................         21,000     21,006,876
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--25.9%
   5.500% 09/02/97 ...............................         45,000     44,993,125
   5.400% 09/11/97 ...............................          8,030      8,017,955
   5.410% 09/11/97 ...............................         26,970     26,929,470
   5.430% 09/22/97 ...............................         50,000     49,841,625
   5.520% 11/06/97 ...............................          9,000      8,998,537
   5.713% 03/13/98 ...............................         20,000     19,987,681
                                                                    ------------
                                                                     158,768,393
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.8%
   5.350% 09/02/97 ...............................         10,000     10,000,000
   6.020% 09/05/97 ...............................          3,000      3,000,143
   5.463% 09/12/97 ...............................         10,000      9,999,876
   5.465% 09/30/97 ...............................         10,000      9,998,262
   5.440% 12/15/97 ...............................         30,000     29,524,000
   5.600% 01/16/98 ...............................         10,000      9,995,684
   5.710% 03/18/98 ...............................         25,000     24,996,101
   5.890% 05/21/98 ...............................         10,000     10,007,684
   5.840% 06/18/98 ...............................         20,000     19,994,844
                                                                    ------------
                                                                     127,516,594
                                                                    ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER) --6.3%
   5.440% 09/02/97 ...............................         20,000     19,998,165
   5.450% 09/02/97 ...............................          9,000      8,999,371
   5.460% 09/02/97 ...............................          5,000      5,000,000
   5.470% 09/02/97 ...............................          5,000      4,999,934
                                                                    ------------
                                                                      38,997,470
                                                                    ------------
WORLD BANK DISCOUNT NOTES--1.0%
   5.410% 09/23/97 ...............................          6,100      6,079,833
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $362,363,310) .......................                   362,363,310
                                                                    ------------

                                                         PAR
                                                        (000)           VALUE
                                                       --------      -----------
REPURCHASE AGREEMENTS--40.7%
Donaldson,  Lufkin & Jenrette
   (Agreement dated 08/29/97 to be
   repurchased at $100,362,688,
   collateralized by $108,750,000
   Federal Home Loan Mortgage
   Association 6.50% to 7.00%
   due 04/15/21 to 05/15/24.
   Market value of collateral is
   $103,313,588.)
   5.625% 09/02/97 ...............................     $ 100,300   $ 100,300,000
Greenwich Capital Markets Inc.
   (Agreement dated 08/29/97 to be
   repurchased at $100,062,444,
   collateralized by $265,604,910
   Federal National Mortgage
   Association Strips Due 03/01/22 to
   07/01/27. Market value of collateral
   is $103,001,687.)
   5.620% 09/02/97 ...............................       100,000     100,000,000
Merrill Lynch
   (Agreement dated 08/29/97 to be
   repurchased at $50,030,722,
   collateralized by $172,262,022
   Federal National  Mortgage
   Association  Strips Due 02/01/23 to
   07/01/27. Market value of collateral
   is $51,500,518.)
   5.530% 10/17/97 ...............................        50,000      50,000,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $250,300,000) .......................                   250,300,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1997


TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $612,663,310*) ...............................             $612,663,310
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ...............................                1,568,901
                                                                    ------------

NET ASSETS  (Applicable  to
   209,685,630  Bedford  shares,
   51,608,040  Bradford shares,
   352,951,307 Janney Montgomery
   Scott shares and 800
   other shares)--100.0% ..............................             $614,232,211
                                                                    ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($614,232,211 (DIVIDE) 614,245,777) ................                    $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.

(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
     31, 1997 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

              BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                 GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1997

Investment Income
   Interest .................................................  $31,972,074
                                                               -----------
Expenses
   Investment advisory fees .................................    2,421,186
   Distribution fees ........................................    3,435,186
   Directors' fees ..........................................       11,967
   Custodian fees ...........................................      107,578
   Transfer agent fees ......................................      535,142
   Legal fees ...............................................       25,058
   Audit fees ...............................................       14,286
   Registration fees ........................................      189,500
   Insurance fees ...........................................       11,609
   Printing fees ............................................       83,824
   Miscellaneous fees .......................................          475
                                                               -----------
                                                                 6,835,811

   Less fees waived .........................................     (647,063)
   Less expense reimbursement by advisor ....................     (404,193)
                                                               -----------
        Total expenses ......................................    5,784,555
                                                               -----------
   Net investment income ....................................   26,187,519
   Realized (loss) on investments ...........................       (1,291)
                                                               -----------
   Net increase in net assets resulting from operations .....  $26,186,228
                                                               ===========

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          FOR THE              FOR THE
                                                                                        YEAR ENDED           YEAR ENDED
                                                                                      AUGUST 31, 1997      AUGUST 31, 1996
                                                                                      ---------------      ---------------

Increase (decrease) in net assets:
Operations:
  Net investment income ..........................................................     $ 26,187,519         $ 25,224,326
  Net (loss) on investments ......................................................           (1,291)             (10,995)
                                                                                       ------------         ------------
  Net increase in net assets resulting from operations ...........................       26,186,228           25,213,331
                                                                                       ------------         ------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  Bedford shares .................................................................       (9,057,728)          (8,829,111)
  Bradford shares ................................................................       (2,084,419)          (2,208,959)
  Janney Montgomery Scott shares .................................................      (15,045,372)         (14,186,256)
Dividends to shareholders from net realized short-term gains:
  Bedford shares .................................................................               --              (12,697)
  Bradford shares ................................................................               --               (3,154)
  Janney Montgomery Scott shares .................................................               --              (18,204)
                                                                                       ------------         ------------
      Total dividends to shareholders ............................................      (26,187,519)         (25,258,381)
                                                                                       ------------         ------------
Net capital share transactions ...................................................       57,686,497           44,099,699
                                                                                       ------------         ------------
Total increase in net assets .....................................................       57,685,206           44,054,649
Net Assets:
  Beginning of year ..............................................................      556,547,005          512,492,356
                                                                                       ------------         ------------
  End of year ....................................................................     $614,232,211         $556,547,005
                                                                                       ============         ============

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                     FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                                   YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 1997   AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993
                                                ---------------   ---------------  ---------------  ---------------  ---------------
   Net asset value, beginning of year ..........   $    1.00         $    1.00        $    1.00        $    1.00       $    1.00
                                                   ---------         ---------        ---------        ---------       ---------
   Income from investment operations:
     Net investment income .....................      0.0449            0.0458           0.0475           0.0270          0.0231
                                                   ---------         ---------        ---------        ---------       ---------
         Total from investment operations ......      0.0449            0.0458           0.0475           0.0270          0.0231
                                                   ---------         ---------        ---------        ---------       ---------
   Less distributions
     Dividends (from net investment income) ....     (0.0449)          (0.0458)         (0.0475)         (0.0270)        (0.0231)
                                                   ---------         ---------        ---------        ---------       ---------
         Total distributions ...................     (0.0449)          (0.0458)         (0.0475)         (0.0270)        (0.0231)
                                                   ---------         ---------        ---------        ---------       ---------
   Net asset value, end of year ................   $    1.00         $    1.00        $    1.00        $    1.00       $    1.00
                                                   =========         =========        =========        =========       =========
   Total Return ................................       4.59%             4.68%            4.86%            2.73%           2.33%
   Ratios /Supplemental Data
     Net assets, end of year (000) .............   $  51,568         $  57,190        $  46,509        $  39,732       $  50,523
     Ratios of expenses to average net assets ..     .975%(a)          .975%(a)         .975%(a)         .975%(a)        .975%(a)
     Ratios of net investment income to
       average net assets ......................       4.49%             4.58%            4.75%            2.70%           2.31%


(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.09%, 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.

(b) Financial Highlights relate solely to the Bradford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1997

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 13.67 billion shares are currently classified into seventy-nine classes. Each class represents an interest in one of twenty investment portfolios of the Fund. The classes have been grouped into sixteen separate "families," nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, and the Bradford Family. The Bradford Government Obligations Money Market Shares represents an interest in the Government Obligations Money Market Portfolio, which is covered by this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have the portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Government Obligations Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

                .45% of first $250 million of net assets;
                .40% of next $250 million of net assets;
                .35% of net assets in excess of $500 million

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within this portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1997, advisory fees and waivers for the investment portfolio were as follows:

               GROSS                                             NET
             ADVISORY                                         ADVISORY
                FEE                   WAIVER                     FEE
            ----------              ---------                ----------
            $2,421,186              $(647,063)               $1,774,123

     The investment advisor has agreed to reimburse the portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 1997, the reimbursed expenses were $404.193.

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for this portfolio. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as transfer and dividend disbursing agent for each class of the portfolio. For the year ended August 31, 1997, transfer agency fees for each class of shares within the investment portfolio were as follows:

                                                         TRANSFER AGENCY
                                                               FEE
                                                         ---------------
           Bedford Class                                    $ 63,943
           Bradford Class                                      1,475
           Janney Montgomery Scott Class                     469,724
                                                            --------
              Total                                         $535,142
                                                            ========

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Agreements with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Janney Montgomery Scott and Bradford Classes and up to .20% on an annualized basis for the Sansom Street Class.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31, 1997, distribution fees for each class were as follows:
                                                           DISTRIBUTION
                                                                FEE
                                                           ------------
               Bedford Class                                $1,136,708
               Bradford Class                                  278,374
               Janney Montgomery Scott Class                 2,020,104
                                                            ----------
                  Total                                     $3,435,186
                                                            ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. No such payments were necessary for the year ended August 31, 1997.

     Expenses include legal fees paid to the company, a partner of which is secretary of the company.

     Expenses include Administrative and 12B-1 fees paid to Counsellors, Inc. whose secretary is also a director of the company.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                 FOR THE                    FOR THE
                                                               YEAR ENDED                 YEAR ENDED
                                                             AUGUST 31, 1997            AUGUST 31, 1996
                                                             ---------------            ---------------
                                                                  VALUE                     VALUE
                                                             ---------------            ---------------

     Shares sold:
       Bedford Class                                        $   606,875,958            $   663,889,198
       Bradford Class                                           171,813,924                180,761,217
       Janney Montgomery Scott Class                          1,232,450,606              1,160,250,876
     Shares issued in reinvestment of dividends:
       Bedford Class                                              8,971,804                  8,793,104
       Bradford Class                                             2,002,758                  2,158,629
       Janney Montgomery Scott Class                             14,958,191                 14,080,097
     Shares repurchased:
       Bedford Class                                           (598,765,148)              (643,470,937)
       Bradford Class                                          (179,400,377)              (172,234,746)
       Janney Montgomery Scott Class                         (1,201,221,219)            (1,170,127,739)
                                                             --------------             --------------
     Net increase                                            $   57,686,497             $   44,099,699
                                                             ==============             ==============
     Bradford Shares authorized                                 500,000,000                500,000,000
                                                             ==============             ==============

                See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 4. NET ASSETS

     At August 31, 1997, net assets consisted of the following:

              Capital paid-in:
                 Bedford Class                           $209,685,630
                 Bradford Class                            51,608,040
                 Janney Montgomery Scott Class            352,951,307
                 Other Classes                                    800
              Accumulated net realized loss on investments:
                 Bedford Class                                 (4,689)
                 Bradford Class                                (1,369)
                 Janney Montgomery Scott Class                 (7,508)
                                                         ------------
                                                         $614,232,211
                                                         ============

NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1997, capital loss carryovers were available to offset future realized gains as follows: $13,566 in the Government Obligations Money Market Portfolio of which $12,275 expires in 2004, and $1,291 expires in 2005.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1997


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers two other class of shares representing an interest in the Government Obligations Money Market Portfolio: Bedford and Janney Montgomery Scott. Each class is marketed to different types of investors. The financial highlights are as follows:

THE BEDFORD FAMILY

                                                         GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                                       --------------------------------------------------
                                                           FOR THE          FOR THE           FOR THE
                                                         YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                       AUGUST 31, 1997  AUGUST 31, 1996   AUGUST 31, 1995
                                                       ---------------  ---------------   ---------------
Net asset value, beginning of year ...................     $   1.00         $   1.00         $   1.00
                                                           --------         --------         --------
Income from investment operations:
  Net investment income ..............................       0.0449           0.0458           0.0475
                                                           --------         --------         --------
  Total from investment operations ...................       0.0449           0.0458           0.0475
                                                           --------         --------         --------
Less distributions
  Dividends (from net investment income) .............      (0.0449)         (0.0458)         (0.0475)
                                                           --------         --------         --------
     Total distributions .............................      (0.0449)         (0.0458)         (0.0475)
                                                           --------         --------         --------
Net asset value, end of year .........................     $   1.00         $   1.00         $   1.00
                                                           ========         ========         ========
Total Return .........................................        4.59%            4.68%            4.86%
Ratios /Supplemental Data
  Net assets, end of year (000) ......................     $209,715         $192,599         $163,398
  Ratios of expenses to average net assets ...........      .975%(a)         .975%(a)         .975%(a)
  Ratios of net investment income to average net assets       4.49%            4.58%            4.75%



                                                         ---------------------------------
                                                             FOR THE           FOR THE
                                                           YEAR ENDED         YEAR ENDED
                                                         AUGUST 31, 1994   AUGUST 31, 1993
                                                         ---------------   ---------------
Net asset value, beginning of year ....................      $   1.00         $   1.00
                                                             --------         --------
Income from investment operations:
  Net investment income ...............................        0.0270           0.0231
                                                             --------         --------
  Total from investment operations ....................        0.0270           0.0231
                                                             --------         --------
Less distributions
  Dividends (from net investment income) ..............       (0.0270)         (0.0231)
                                                             --------         --------
     Total distributions ..............................       (0.0270)         (0.0231)
                                                             --------         --------
Net asset value, end of year ..........................      $   1.00         $   1.00
                                                             ========         ========
Total Return ..........................................         2.73%            2.33%
Ratios /Supplemental Data
  Net assets, end of year (000) .......................      $166,418         $213,741
  Ratios of expenses to average net assets ............       .975%(a)         .975%(a)
  Ratios of net investment income to average net assets         2.70%            2.31%

(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.09%, 1.10%, 1.13%, 1.17% and 1.18% for the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1997


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                             GOVERNMENT OBLIGATIONS
                                                                             MONEY MARKET PORTFOLIO
                                                            ----------------------------------------------------
                                                                                                FOR THE PERIOD
                                                                FOR THE          FOR THE        JUNE 12, 1995
                                                                 YEAR              YEAR          (COMMENCEMENT
                                                                 ENDED             ENDED       OF OPERATIONS) TO
                                                            AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1995
                                                            ---------------   ---------------  -----------------
     Net asset value, beginning of year ..................      $   1.00        $   1.00          $   1.00
                                                                --------          ------            ------
     Income from investment operations:
       Net investment income .............................        0.0447          0.0456            0.0109
                                                                --------          ------            ------
         Total from investment operations ................        0.0447          0.0456            0.0109
                                                                --------          ------            ------
     Less distributions
       Dividends (from net investment income) ............       (0.0447)        (0.0456)          (0.0109)
                                                                --------          ------            ------
         Total distributions .............................       (0.0447)        (0.0456)          (0.0109)
                                                                --------          ------            ------
     Net asset value, end of year ........................      $   1.00        $   1.00          $   1.00
                                                                ========        ========          ========
     Total Return ........................................         4.56%           4.66%           5.03%(b)
     Ratios /Supplemental Data
       Net assets, end of year (000) .....................      $352,950        $306,757          $302,585
       Ratios of expenses to average net assets ..........       1.00%(a)        1.00%(a)       1.00%(a)(b)
       Ratios of net investment income to average net assets       4.47%           4.56%           4.91%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.23%, 1.25% and 1.28% for the years ended August 31, 1997, 1996 and 1995, respectively.

(b) Annualized.

NOTE 7. SUBSEQUENT EVENT:

     On October 1, 1997, the Government Obligations Money Market Portfolio Bradford Class of 168,177,203 shares were liquidated.

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